Trading assets and liabilities (Details) (CHF) In Millions, unless otherwise specified	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Jun. 30, 2012
Schedule of Trading Assets and Liabilities
Trading assets	245,834	264,201	256,399	284,058
Trading liabilities	89,917	91,490	90,816	115,782
Debt securities
Schedule of Trading Assets and Liabilities
Trading assets	116,923	132,709	135,871	160,166
Equity securities
Schedule of Trading Assets and Liabilities
Trading assets	78,281	85,087	74,895	68,829
Derivative instruments
Schedule of Trading Assets and Liabilities
Trading assets	39,240	33,312	33,208	42,014
Trading liabilities	40,703	39,142	39,513	48,543
Other trading securities
Schedule of Trading Assets and Liabilities
Trading assets	11,390	13,093	12,425	13,049
Short positions
Schedule of Trading Assets and Liabilities
Trading liabilities	49,214	52,348	51,303	67,239